Revenue from Single-family Rental Properties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investment property [abstract]
Base rent	$ 363,510	$ 301,538
Other revenue	20,199	13,946
Non-lease component	58,034	51,498
Total revenue from single-family rental properties	$ 441,743	$ 366,982	[1]

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.